Expense Example - Voya Solution Moderately Conservative Portfolio	Class ADV 1 Yr	Class ADV 3 Yrs	Class ADV 5 Yrs	Class ADV 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class S 1 Yr	Class S 3 Yrs	Class S 5 Yrs	Class S 10 Yrs	Class S2 1 Yr	Class S2 3 Yrs	Class S2 5 Yrs	Class S2 10 Yrs
USD ($)	126	430	755	1,676	76	273	487	1,104	76	254	447	1,006	101	352	622	1,394	116	398	702	1,564